Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

The amount of property and equipment are as follows:

	As of December 31,
	2022	2021
Office equipment, furniture and fixtures	$363,167	$169,570
Less: accumulated depreciation and amortization	22,284	60,428
Office equipment, furniture and fixtures, net	$340,883	$109,142

Schedule of Motor Vehicle	The amount of motor vehicle are as follows:
	As of December 31,
	2022	2021
Motor vehicle	$98,632	$-
Less: accumulated depreciation	84,542	-
Motor vehicle, net	$14,090	$-

Schedule of Computer Software Cost

The amount of computer software costs are as follows:

	As of December 31,
	2022	2021
Computer software	$80,155	$41,707
Less: accumulated amortization	41,038	28,523
Computer software costs, net	$39,117	$13,184